Health Care Costs Payable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 07, 2013
Health Care Costs Payable [Abstract]
Health care costs payable, beginning of the period	$ 2,992.5	$ 2,675.5	$ 2,630.9
Less: Reinsurance recoverables	3.8	3.3	1.7
Health care costs payable, beginning of the period, net	2,988.7	2,672.2	2,629.2
Acquisition of businesses	1,440.1	0	89.4
Add: Components of incurred health care costs [Abstract]
Current year	33,344.8	23,875.6	22,047.9
Prior years	(448.8)	(146.7)	(394.4)
Total incurred health care costs	32,896.0	23,728.9	21,653.5
Less: Claims paid [Abstract]
Current year	30,112.7	21,067.7	19,642.9
Prior years	2,608.0	2,344.7	2,057.0
Total claims paid	32,720.7	23,412.4	21,699.9
Health care costs payable, disposed	(42.3)	0	0
Health care costs payable, end of period - net	4,561.8	2,988.7	2,672.2
Add: Reinsurance recoverables	8.5	3.8	3.3
Health care costs payable, end of period	4,570.3	2,992.5	2,675.5
Decrease in estimate of health care costs payable	449	147	394
Business combination, health care costs payable				$ 1,440.1